10. PROPERTY, PLANT AND EQUIPMENT (Details) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		$ 46,427	$ 17,334
Translation effect		1,006	286
Increase for subsidiaries acquisition		0	21,801
Reversal of impairment		623	0
Increases		14,989	8,440
Decreases		(1,443)	(1,273)
Transfers	[1]	(83)	1
Reclassification to assets classified as held		(12,017)	0
Property, plant and equipment, ending		49,502	$ 46,427
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		1,193
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		54
Decreases		(582)
Transfers	[1]	12
Reclassification to assets classified as held		(323)
Property, plant and equipment, ending		354
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		2,090
Translation effect		1
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		0
Decreases		(18)
Transfers	[1]	239
Reclassification to assets classified as held		(238)
Property, plant and equipment, ending		2,074
Equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		9,000
Translation effect		17
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		41
Decreases		(27)
Transfers	[1]	4,046
Reclassification to assets classified as held		(913)
Property, plant and equipment, ending		12,164
High, medium and low voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		4,586
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		304
Increases		0
Decreases		(20)
Transfers	[1]	1,076
Reclassification to assets classified as held		0
Property, plant and equipment, ending		5,946
Substations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		1,729
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		85
Increases		0
Decreases		0
Transfers	[1]	464
Reclassification to assets classified as held		0
Property, plant and equipment, ending		2,278
Transforming chamber and platforms
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		1,040
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		64
Increases		0
Decreases		(2)
Transfers	[1]	281
Reclassification to assets classified as held		0
Property, plant and equipment, ending		1,383
Meters
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		943
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		170
Increases		0
Decreases		0
Transfers	[1]	64
Reclassification to assets classified as held		0
Property, plant and equipment, ending		1,177
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		10,522
Translation effect		872
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		295
Decreases		(425)
Transfers	[1]	3,017
Reclassification to assets classified as held		(7,718)
Property, plant and equipment, ending		6,563
Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		5,033
Translation effect		81
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		220
Decreases		0
Transfers	[1]	0
Reclassification to assets classified as held		(1,566)
Property, plant and equipment, ending		3,768
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		296
Translation effect		2
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		74
Decreases		(6)
Transfers	[1]	2
Reclassification to assets classified as held		(21)
Property, plant and equipment, ending		347
Furniture and fixtures and software equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		287
Translation effect		7
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		229
Decreases		(4)
Transfers	[1]	65
Reclassification to assets classified as held		(67)
Property, plant and equipment, ending		517
Communication equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		93
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		0
Decreases		0
Transfers	[1]	1
Reclassification to assets classified as held		(1)
Property, plant and equipment, ending		93
Materials and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		628
Translation effect		3
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		298
Decreases		(83)
Transfers	[1]	(330)
Reclassification to assets classified as held		(60)
Property, plant and equipment, ending		456
Refining and distribution industrial complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		873
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		0
Decreases		(12)
Transfers	[1]	77
Reclassification to assets classified as held		(790)
Property, plant and equipment, ending		148
Petrochemical Industrial Complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		756
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		0
Decreases		0
Transfers	[1]	169
Reclassification to assets classified as held		0
Property, plant and equipment, ending		925
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		6,560
Translation effect		23
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		12,647
Decreases		10
Transfers	[1]	(8,355)
Reclassification to assets classified as held		(320)
Property, plant and equipment, ending		10,565
Advances to suppliers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		786
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		1,131
Decreases		(274)
Transfers	[1]	(911)
Reclassification to assets classified as held		0
Property, plant and equipment, ending		732
Other goods
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning		12
Translation effect		0
Increase for subsidiaries acquisition		0
Reversal of impairment		0
Increases		0
Decreases		0
Transfers	[1]	0
Reclassification to assets classified as held		0
Property, plant and equipment, ending		$ 12

[1]	Includes the transfer of materials and spare parts to the item "Inventories" of the current asset.